COMMITMENTS AND CONTINGENCIES - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Commitments [Line Items]
Contractual capital commitments	€ 17.8	€ 26.0
Within one year
Commitments [Line Items]
Contractual capital commitments	15.3
2022
Commitments [Line Items]
Contractual capital commitments	2.5
Novartis | Within one year
Commitments [Line Items]
Contractual capital commitments	€ 2.1